Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Increase in PP&E related to increase in asset retirement obligations	$ 205	$ 395	$ (37)
Interest Paid, Net	810	772	1,163
Income Taxes Paid, Net	2,905	2,976	1,168
Payments for (Proceeds from) Short-term Investments [Abstract]
Short-term investments purchased	(4,902)	(1,953)	(6,617)
Short-term investments sold	2,138	3,573	4,827
Long-term investments purchased	(146)	0	0
Net Sales (Purchases) of Investments	2,910	(1,620)	1,790
Nonmonetary Transactions [Abstract]
Accounts receivable Acquired	0	(44)	0
Inventories Acquired	0	42	0
Investments Acquired	0	15	0
PPE Acquired	0	1,907	0
Other Long Term Assets Acquired	0	(9)	0
Accounts Payable	0	7	0
Accrued income and other taxes	$ 0	$ 40	$ 0